Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition [Abstract]
Term of residency agreements- minimum (in days)	30
Term of residency agreements - maximum (in years)	1
Refund of resident's entrance fee under certain conditions (in months)	12
Cash and escrow deposits - restricted [Line Items]
Cash and escrow deposits - restricted, current	$ 43,096,000	$ 45,903,000
Cash and escrow deposits - restricted, long term	62,767,000	52,980,000
Cash and escrow deposits - restricted, total	105,863,000	98,883,000
Number of communities located in Illinois required to make escrow deposits	10	10
Required deposits, in the form of letters of credit, for communities located in Illinois	19,600,000	19,600,000
Accounts Receivable [Abstract]
Allowance for doubtful accounts	15,300,000	17,000,000
Marketable Securities [Abstract]
Amortized cost basis of marketable securities - restricted		32,700,000
Reclassification of realized gain on marketable securities - restricted into earnings	(848,000)	0	0
Weighted Average [Member] | Community Purchase Options [Member]
Finite lived intangible assets - useful lives [Abstract]
Estimated Useful Life (in years)	40 years
Minimum [Member] | Management Contracts and Other [Abstract]
Finite lived intangible assets - useful lives [Abstract]
Estimated Useful Life (in years)	3 years
Maximum [Member] | Management Contracts and Other [Abstract]
Finite lived intangible assets - useful lives [Abstract]
Estimated Useful Life (in years)	5 years
Buildings and improvements [Member]
Estimated useful life of property, plant and equipment [Abstract]
Estimated Useful Life (in years)	40 years
Furniture and equipment [Member] | Minimum [Member]
Estimated useful life of property, plant and equipment [Abstract]
Estimated Useful Life (in years)	3 years
Furniture and equipment [Member] | Maximum [Member]
Estimated useful life of property, plant and equipment [Abstract]
Estimated Useful Life (in years)	7 years
Resident lease intangibles [Member] | Minimum [Member]
Estimated useful life of property, plant and equipment [Abstract]
Estimated Useful Life (in years)	1 year
Resident lease intangibles [Member] | Maximum [Member]
Estimated useful life of property, plant and equipment [Abstract]
Estimated Useful Life (in years)	4 years
Leasehold Improvements [Member]
Estimated useful life of property, plant and equipment [Abstract]
Estimated Useful Life (in years)	Shorter of the lease term or asset useful life
Leasehold Operating Intangibles [Member]
Estimated useful life of property, plant and equipment [Abstract]
Estimated Useful Life (in years)	Shorter of the lease term or asset useful life
Assets under capital and financing leases [Member]
Estimated useful life of property, plant and equipment [Abstract]
Estimated Useful Life (in years)	Shorter of the lease term or asset useful life
Real estate taxes [Member]
Cash and escrow deposits - restricted [Line Items]
Cash and escrow deposits - restricted, current	11,502,000	12,541,000
Tenant security deposits [Member]
Cash and escrow deposits - restricted [Line Items]
Cash and escrow deposits - restricted, current	2,015,000	4,374,000
Insurance reserves [Member]
Cash and escrow deposits - restricted [Line Items]
Cash and escrow deposits - restricted, current	12,892,000	12,904,000
Cash and escrow deposits - restricted, long term	5,188,000	5,412,000
Entrance fees [Member]
Cash and escrow deposits - restricted [Line Items]
Cash and escrow deposits - restricted, current	4,159,000	4,891,000
Replacement reserve and other [Member]
Cash and escrow deposits - restricted [Line Items]
Cash and escrow deposits - restricted, current	12,528,000	11,193,000
Debt service and other deposits [Member]
Cash and escrow deposits - restricted [Line Items]
Cash and escrow deposits - restricted, long term	57,579,000	47,568,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair value of financial instruments [Abstract]
Debt at carrying value	2,700,000,000	2,500,000,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair value of financial instruments [Abstract]
Fair value of debt	$ 2,700,000,000	$ 2,500,000,000